Revenue from services provided to customers - Schedule of disaggregation of brokerage commissions revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Commissions	¥ 407,011	¥ 364,095	¥ 279,857
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	264,512	242,687	190,778
Commissions for distribution of investment trust [Member]
Product Information [Line Items]
Commissions	66,108	56,241	30,268
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 76,391	¥ 65,167	¥ 58,811